Notes payable (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable
Interest Expense	$ 484,639	$ 0	$ 969,278	$ 0
Amortization of debts discount	1,568,835	0	2,052,644	0	$ 3,055,978	$ 2,667,733
Total	$ 2,053,474	$ 0	$ 3,021,922	$ 0